Supplementary information on oil and gas activities (unaudited) - Summary of reconciliation of the Company's reserves (Detail) - Proved Reserves [Member]		12 Months Ended
		Dec. 31, 2025 MMBbls Bcf		Dec. 31, 2024 MMBbls Bcf		Dec. 31, 2023 MMBbls Bcf
Crude Oil Condensate And Natural Gas Liquids [Member] | Argentina [Member]
Proved Developed And Undeveloped Oil And Gas Reserve Quantities [Line Items]
Beginning Balance	[1]	315.2	[2]	262.3	[2]	205.1
Beginning Balance	[1]	107		71		68.3
Revisions of previous estimates	[1]	1.9	[3],[4]	1.4	[5]	(8.2)	[6]
Extension and discoveries	[1]	113.9	[2],[7]	73.5	[8]	86.5	[9]
Purchases/sales of onsite proved reserves	[1]	131.9	[10],[11]			(5.4)	[12]
Production for the year	[1]	(36.6)	[13],[14]	(22)	[15]	(15.7)	[15]
Other	[1],[16]	(3.3)
Ending Balance	[1]	208.4		107		71
Ending Balance	[1],[2]	523.1		315.2		262.3
Crude Oil Condensate And Natural Gas Liquids [Member] | Mexico [Member]
Proved Developed And Undeveloped Oil And Gas Reserve Quantities [Line Items]
Beginning Balance	[1]	7.4	[2]	7.3	[2]	2.9
Revisions of previous estimates	[1]	(7.2)	[4]	0.3	[4]	4.6	[17]
Production for the year	[1],[10]	(0.1)		(0.2)		(0.2)
Ending Balance	[1],[2]	0		7.4		7.3
Consumption Plus Natural Gas Sales In BCF [Member] | Argentina [Member]
Proved Developed And Undeveloped Oil And Gas Reserve Quantities [Line Items]
Beginning Balance | Bcf		282.2	[2]	258.8	[2]	238.9
Beginning Balance | Bcf		109		85.5		99.2
Revisions of previous estimates | Bcf		(13.4)	[3],[4]	(5.2)	[5]	(27.8)	[6]
Extension and discoveries | Bcf		68.9	[2],[7]	49.2	[8]	65.5	[9]
Purchases/sales of onsite proved reserves | Bcf		74.9	[10],[11]			(2.6)	[12]
Production for the year | Bcf		(37.1)	[13],[14]	(20.6)	[15]	(15.1)	[15]
Other | Bcf	[16]	(10.3)
Ending Balance | Bcf		135.2		109		85.5
Ending Balance | Bcf	[2]	365.3		282.2		258.8
Consumption Plus Natural Gas Sales In BCF [Member] | Mexico [Member]
Proved Developed And Undeveloped Oil And Gas Reserve Quantities [Line Items]
Beginning Balance | Bcf		13.4	[2]	15.9	[2]	6
Revisions of previous estimates | Bcf		(13.4)	[18]	(2.4)	[4]	10	[17]
Production for the year | Bcf		0		0	[10]	(0.1)	[10]
Ending Balance | Bcf	[2]	0		13.4		15.9
Consumption Plus Natural Gas Sales In MMBBL [Member] | Argentina [Member]
Proved Developed And Undeveloped Oil And Gas Reserve Quantities [Line Items]
Beginning Balance		50.2	[2]	46.1	[2]	42.5
Beginning Balance		19.4		15.2		17.7
Revisions of previous estimates		(2.4)	[3],[4]	(0.9)	[5]	(4.9)	[6]
Extension and discoveries		12.3	[2],[7]	8.7	[8]	11.7	[9]
Purchases/sales of onsite proved reserves		13.3	[10],[11]			(0.5)	[12]
Production for the year		(6.6)	[13],[14]	(3.7)	[15]	(2.7)	[15]
Other	[16]	(1.8)
Ending Balance		24.1		19.4		15.2
Ending Balance	[2]	65		50.2		46.1
Consumption Plus Natural Gas Sales In MMBBL [Member] | Mexico [Member]
Proved Developed And Undeveloped Oil And Gas Reserve Quantities [Line Items]
Beginning Balance		2.4	[2]	2.8	[2]	1.1
Revisions of previous estimates		(2.4)	[18]	(0.4)	[4]	1.7	[17]
Production for the year		0		0	[10]	0	[10]
Ending Balance	[2]	0		2.4		2.8

[1]	It refers to crude oil, condensate, and LPG.
[2]	Reserves included in this note have been rounded for ease of presentation. For this reason, certain calculations may have nonmaterial differences in the sums.
[3]	The changes caused by the revisions of prior estimates of proved developed and undeveloped reserves of crude oil (+1.9 MMbbl) and natural gas (-13.4 Bcf) are mainly related to: (a) in connection with the proved developed reserves: revision attributable to well performance and prices in: (i) Bajada del Palo Oeste (+2.03 MMbbl and -13.72 Bcf); (ii) Bajada del Palo Oeste-conventional (-0.14 MMbbl and -5.23 Bcf); (iii) Bajada del Palo Este (“BPE”) (-0.63 MMbbl and -3.09 Bcf); (iv) BPE-conventional (-0.02 MMbbl and -0.70 Bcf); (v) Aguada Federal (+0.26 MMbbl and +0.90 Bcf); (vi) remainder areas (+0.57 MMbbl and +8.42 Bcf); (vii) in Aguila Mora: negative revisions related to lower prices (-0.20 MMbbl and -0.29 Bcf) and positive revisions related to improved performance (+0.04 MMbbl and +0.35 Bcf).
[4]	The changes from prior-estimate revisions of proved developed and undeveloped Crude oil reserves (+0.3 MMbbl) and Natural gas (-2.4 Bcf) are mainly related to: (a) in connection with the developed reserve: (i) increase of (+0.53 MMbbl) mainly related with successful performance of wells V-1051 and V-1052 and the last drilling campaign of wells V-1001, V-1002, V-1004 and V-1006; partially offset by (ii) a negative revision due to the adjustment of GOR measured in the block resulting in a discount of (-0.39 Bcf). (b) in connection with the undeveloped reserve: (i) (-0.22 MMbbl and -2.05 Bcf) due to the change in PUD development plan due to the latest results in the drilling campaign.
[5]	The changes from prior-estimate revisions of proved developed and undeveloped Crude oil reserves (+1.4 MMbbl) are mainly related to: (a) in connection with the developed reserve: (i) results of well tests for Aguada Federal (-0.21 MMbbl); (ii) Aguila Mora (-0.47 MMbbl); (iii) Bajada del Palo Este (-0.96 MMbbl); (iv) Bajada del Palo Oeste (-0.60 MMbbl); (v) Bajada del Palo Oeste (Farmout Agreement I and II) (-0.66 MMbbl and -0.42 MMbbl) respectively; (vi) other fields (-0.24 MMbbl); (vii) positive results in Bajada del Palo Este (+3.02 MMbbl); Bajada del Palo Oeste (+1.63 MMbbl); and (viii) combined effect of other fields (+0.59 MMbbl). (b) in connection with the undeveloped reserve: (i) changes in the development plan in Bajada del Palo Este (-0.11 MMbbl); and (ii) the combined effect of other fields (-0.17 MMbbl). The changes from prior-estimate revisions of proved developed and undeveloped Natural gas reserves (-5.2 Bcf) are mainly related to: (a) in connection with the developed reserve: (i) decreased activity in Bajada del Palo Este (-3.59 Bcf); (ii) lower performance and adjustment of the gas/oil ratio (“GOR”) in the wells of Bajada del Palo Oeste (-8.49 Bcf); and (iii) effect of other fields (-1.43 MMbbl). The positive results are related to wells in Aguada Federal (+0.73 Bcf); Bajada del Palo Este (+2.07 Bcf); Baja del Palo Oeste (+1.91 Bcf); Entre Lomas in Rio Negro Province (+3.42 Bcf) and combined effect of other fields (+2.57 Bcf). (b) in connection with the undeveloped reserve: (i) they are related to an update in Aguada Federal due to the latest well results (-0.82 Bcf); and (ii) decrease in the development activities in Bajada del Palo Este, Bajada del Oeste, Bajada del Oeste and fields operated by Aconcagua (-1.5 Bcf).
[6]	The changes from prior-estimate revisions of proved developed and undeveloped Crude oil reserves (-8.2 MMbbl) are mainly related to: (a) in connection with the developed reserve: (i) results of well tests for Aguada Federal (-0.54 MMbbl); (ii) Bajada del Palo Este (-0.71 MMbbl); (iii) Bajada del Palo Oeste (-0.43 MMbbl); (iv) Bajada del Palo Oeste (Farmout Agreement II) (-1.26 MMbbl) especially in wells targeting the organic horizon; (v) CAN (-0.31 MMbbl) and the negative revision due to the retroactive adjustment of LPG plant in Entre Lomas Río Negro (-0.88 MMbbl); (vi) positive results in Bajada del Palo Este (+0.38 MMbbl); Bajada del Palo Oeste (+0.33 MMbbl); Bajada del Palo Oeste (Farmout Agreement II) (+0.77 MMbbl); (vii) combined effect of other fields (-0.06 MMbbl); and (viii) due to price changes (-0.4 MMbbl) effect. (b) in connection with the undeveloped reserve: (i) they are related to an adjustment in Aguada Federal due to the latest well results (-5.82 MMbbl); (ii) the potential combined effect of other fields and rounding (+0.73 MMbbl), which includes the revision of reserves associated with the extension of the economic life of proved developed reserves in unconventional Bajada del Palo Oeste (Farmout Agreement I and II). The changes from prior-estimate revisions of proved developed and undeveloped Natural gas reserves (-27.8 Bcf) are mainly related to: (a) in connection with the developed reserve: (i) they are associated with the lower performance and adjustment of the GOR in the wells of Aguada Federal (-4.3 Bcf), Bajada del Palo Este (-2.62 Bcf), Bajada del Palo Oeste (-4.51 Bcf), Bajada del Palo Oeste NOC (-3.61 Bcf), Bajada del Palo Oeste (Farmout Agreement I) (-3.28 Bcf), and Bajada del Palo Oeste (Farmout Agreement II) (-1.44 Bcf); (ii) for price changes, the variation was (-0.41 Bcf); and (iii) the rest due to the effect of other fields (-1.75 Bcf). (b) in connection with the undeveloped reserve: (i) they are related to an update in Aguada Federal due to the latest well results (-6.58 Bcf); (ii) the potential combined effect of other fields and rounding (+0.70 Bcf), which includes the revision of reserves associated with the extension of the economic life of proved developed reserves in conventional Bajada del Palo Oeste, Bajada del Oeste, Bajada del Oeste (Farmout Agreement I), and Bajada del Oeste (Farmout Agreement II).
[7]	The changes in proved developed and undeveloped reserves due to the extension and discovery of crude oil (+113.9 MMbbl) and natural gas (+68.9 Bcf) are mainly related to: (a) in connection with the proved developed reserves: the increase is related to the successful drilling activities in the Vaca Muerta formation in: (i) LACh resulting in the addition of 45 gross wells (10 pads) (+26.10 MMbbl and +19.15 Bcf); (ii) BPE resulting in the addition of 9 wells (2 pads) (+10.10 MMbbl and +1.76 Bcf); and (iii) Bajada del Palo Oeste resulting in the addition of 17 wells (4 pads) (+11.69 MMbbl and +7.17 Bcf). (b) in connection with the Proved undeveloped reserves enabled by drilling operations in the Vaca Muerta formation: (i) Aguada Federal resulting in the addition (+4.97 MMbbl y +2.16 Bcf); Bajada del Palo Este resulting in the addition (+19.30 MMbbl y +8.47 Bcf); and Bajada del Palo Oeste resulting in the addition (+41.62 MMbbl y +30.24 Bcf).
[8]	The changes in the proved developed and undeveloped reserves due to the extension and discovery of Crude oil (+73.5 MMbbl) and Natural gas (+49.2 Bcf) are mainly related to: (a) in connection with the developed reserve: the increase are related: (i) the drilling success in Vaca Muerta formation of Aguada Federal with a 1 pad (3 wells) incorporating (+2.68 MMbbl y +2.25 Bcf); (ii) Bajada del Palo Este with a 2 pad (8 wells) (+6.80 MMbbl y +3.52 Bcf); (iii) a 4 pad (13 wells) in Bajada del Palo Oeste incorporating (+15.98 MMbbl y +14.66 Bcf). Also, there is a neutral effect from the conversion of proved undeveloped reserves to proved developed reserves generated by: (i) the drilling success in Vaca Muerta formation of 5 pads (21 wells) in Bajada del Palo Oeste adding (+24.99 MMbbl y +23.36 Bcf); (ii) the addition of 2 pads (5 wells) in Bajada del Palo Este incorporating (+5.61 MMbbl y +2.82 Bcf); as well as (iii) the recategorizations in Bajada del Palo Oeste (Farmout Agreement I and II) adding (+0.32 MMbbl y +0.29 Bcf ). (b) in connection with the undeveloped reserve enable by the activity of drilling in Vaca Muerta formation of: (i) Aguada Federal adding (+4.11 MMbbl y +3.48 Bcf), Bajada del Palo Este totaling (+24.29 MMbbl y +12.55 Bcf), and Bajada del Palo Oeste, totaling (+19.64 MMbbl y +12.72 Bcf).
[9]	The changes in the proved developed and undeveloped reserves due to the extension and discovery of Crude oil (+86.5 MMbbl) and Natural gas (+65.5 Bcf) are mainly related to: (a) in connection with the developed reserve: (i) the drilling success in Vaca Muerta formation of Bajada del Oeste with a pad (3 wells) adding (+3.18 MMbbl and +3.19 Bcf); (ii) a pad (4 wells) in Bajada del Palo Oeste (Farmout Agreement II), incorporating (+2.7 MMbbl and +2.45 Bcf); (iii) a pad (4 wells) in Aguada Federal adding (+1.16 MMbbl and +1.44 Bcf), another pad (2 wells) in Águila Mora, adding (+1.51 MMbbl and +1.15 Bcf); and (iv) two wells in Bajada del Palo Este totaling (+3.10 MMbbl and +0.8 Bcf). Also, there is a neutral effect from the conversion of proved undeveloped reserves to proved developed reserves generated by: (i) the drilling success in Vaca Muerta formation of 2 pads (8 wells) in Bajada del Palo Oeste adding (+7.84 MMbbl and +7.90 Bcf); (ii) the addition of 2 pads (8 wells) in Bajada del Palo Oeste (Farmout Agreement II), incorporating (+6.94 MMbbl and +6.99 Bcf); as well as (iii) the drilling in a well in Entre Lomas Río Negro adding (+0.22 MMbbl and +2.06 Bcf). (b) in connection with the undeveloped reserve enable by the activity of drilling in Vaca Muerta formation of: (i) 4 pads (15 wells) in Aguada Federal adding (+9.09 MMbbl and +9.09 Bcf), 11 pads (24 wells) in Bajada del Palo Este totaling (+28.91 MMbbl and +12.05 Bcf), 9 pads (33 wells) in Bajada del Palo Oeste, totaling (+36.85 MMbbl and +35.33 Bcf).
[10]	Considering Vista Holding II’s output.
[11]	The changes in proved developed and undeveloped reserves resulting from purchases (sales) of crude oil (+131.9 MMbbl) and natural gas (+74.9 Bcf) are mainly related to: (a) in connection with the proved developed reserves: (i) the acquisition of Trafigura’s working interest in Bajada del Palo Oeste resulted in additions of (+5.27 MMbbl and +4.63 Bcf); (ii) the acquisition of LACh’s working interest resulted in additions of (+61.6 MMbbl and +29.71 Bcf) (Note 1.2). (b) in connection with the undeveloped reserves: (i) the acquisition of LACh’s working interest resulted in additions of (+65.0 MMbbl and +40.58 Bcf) (Note 1.2.2).
[12]	The changes in the purchase of Crude oil (-5.4 MMbbl) and Natural gas (-2.6 Bcf) are mainly related to the agreement signed with Aconcagua mentioned in Note 3.2.7.
[13]	Considering the production attributable to Vista Argentina.
[14]	Gas production includes: (i) gas for sale 5.4 MMbbl and 30.4 Bcf and (ii) gas used for internal consumption 1.2 MMbbl and 6.7 Bcf, respectively.
[15]	Considering Vista Argentina’s output.
[16]	Reflects the net impact of adjustments to the well inventory in LACh, including 45 horizontal wells connected following Vista’s acquisition and the addition of 38 horizontal wells to the undeveloped proved well inventory (Note 1.2.2).
[17]	The changes from prior-estimate revisions of proved developed and undeveloped Crude oil reserves (+4.6 MMbbl) are mainly related to: (a) in connection with the developed reserve: (i) due to the extension of (+0.2 MMbbl) from the successful drilling of two new Vernet-1051 and 1052 blocks; and (ii) the rounding effect (-0.1 MMbbl). (b) in connection with the undeveloped reserve: (i) (+0.5 MMbbl) due to the latest drilling and discovery campaigns in Amate and Encajonado formations; (ii) an increase of (+3.1 MMbbl) because cash-paid royalties for reserves and production volumes are not discounted; and (iii) an increase due to the extension of acreage from the drilling campaign in the same blocks with Vernet-1053 and 1054 wells, resulting in an increase of (+0.9 MMbbl). (a) in connection with the developed reserve: (i) The lower performance and price decrease (-0.4 Bcf); and (ii) due to the extension of (+3.3 Bcf) from the successful drilling of two new Vernet-1051 and 1052 blocks. (b) in connection with the undeveloped reserve: (i) an increase of (+6.4 Bcf) because cash-paid royalties for reserves and production volumes are not discounted; and (ii) an increase due to the extension of acreage from the drilling campaign in the same blocks with Vernet-1053 and 1054 wells, resulting in an increase of (+0.7 Bcf). In addition, there is a neutral effect from the conversion of proved undeveloped reserves to proved developed reserves generated by: (i) the successful drilling campaign of Vernet-1001, 1002, 1004, 1005, and 1006 (+1.65 MMbbl and +1.67 Bcf).
[18]	Review of prior estimates of proved developed and undeveloped reserves of crude oil (-7.2 MMbbl) and natural gas (-13.4 Bcf) are attributable to changes in the development plan resulting from the irrevocable relinquishment of entire the CS-01 Area mentioned in Note 1.1.